UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22050

Exact name of registrant as specified in charter:	Delaware Enhanced Global Dividend
and Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments.

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund
February 28, 2017 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 69.76%❖
Consumer Discretionary – 9.70%
Bayerische Motoren Werke	22,308	$1,993,924
Ford Motor	75,100	941,003
Kering	7,235	1,760,978
Mattel	25,800	663,834
Nitori Holdings	13,308	1,549,412
Publicis Groupe	12,256	826,172
Sumitomo Rubber Industries	107,800	1,778,995
Target	14,700	863,919
Techtronic Industries	423,000	1,514,820
Toyota Motor	52,205	2,957,718
Valeo	19,114	1,174,666
Yue Yuen Industrial Holdings	679,000	2,527,805
		18,553,246
Consumer Staples – 6.33%
Archer-Daniels-Midland	12,700	596,519
Carlsberg Class B	19,822	1,741,560
Coca-Cola Amatil	171,302	1,346,207
CVS Health	6,900	556,002
Imperial Brands	27,409	1,290,017
Japan Tobacco	62,900	2,103,479
Kimberly-Clark	9,400	1,245,970
Kraft Heinz	6,600	603,966
Procter & Gamble	13,600	1,238,552
Reynolds American	12,764	785,879
Wal-Mart Stores	8,300	588,719
		12,096,870
Diversified REITs – 0.69%
Colony NorthStar	5,520	81,034
Cousins Properties	17,020	145,521
Gramercy Property Trust	15,028	420,183
Investors Real Estate Trust	10,260	66,690
Lexington Realty Trust	14,178	158,226
Mapletree Logistics Trust	70,996	54,460
Orix JREIT	40	62,985
Vornado Realty Trust	1,973	216,774
Wereldhave	2,500	109,198
		1,315,071
Energy – 4.71%
Chevron	6,600	742,500
Enbridge	18,204	761,837
Occidental Petroleum	19,200	1,258,560
Royal Dutch Shell ADR	19,500	1,072,500
Suncor Energy	49,500	1,541,052
TOTAL	39,025	1,945,192
TOTAL ADR	22,300	1,114,331
Williams	19,800	561,132
		8,997,104
Financials – 10.30%
Arthur J. Gallagher	21,800	1,241,510
Ashford †	632	36,112
AXA	99,921	2,357,420
Bank Rakyat Indonesia
Persero	1,710,900	1,533,088
BB&T	24,600	1,186,212
ING Groep	149,857	2,066,242
Mitsubishi UFJ Financial
Group	562,928	3,699,907
Nordea Bank	212,464	2,490,272
Nordea Bank FDR	50,294	589,293
Solar Capital	8,309	185,041
Standard Chartered †	238,401	2,137,003
UniCredit	75,170	1,007,384
Wells Fargo & Co.	20,300	1,174,964
		19,704,448
Healthcare – 8.47%
Abbott Laboratories	21,300	960,205
AbbVie	15,600	964,705
Amgen	3,500	617,855
AstraZeneca ADR	40,500	1,185,030
Brookdale Senior Living †	19,790	284,976
Cardinal Health	10,100	821,837
Johnson & Johnson	6,800	831,028
Merck & Co.	18,500	1,218,595
Novartis	35,919	2,803,853
Pfizer	39,760	1,356,611
Sanofi	37,205	3,205,620
Teva Pharmaceutical
Industries ADR	55,600	1,947,112
		16,197,427
Healthcare REITs – 0.23%
Healthcare Trust of America
Class A	3,897	125,366
MedEquities Realty Trust	19,000	207,290
Welltower	1,589	111,834
		444,490
Hotel REITs – 0.68%
Ashford Hospitality Prime	14,889	194,301
Ashford Hospitality Trust	61,800	406,026
Hospitality Properties Trust	10,500	333,690
Host Hotels & Resorts	5,587	100,510
Pebblebrook Hotel Trust	3,985	114,569

(continues)       NQ-DEX [2/17] 4/17 (18979) 1

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock❖ (continued)
Hotel REITs (continued)
Summit Hotel Properties	9,300	$143,127
		1,292,223
Industrial REITs – 0.49%
Duke Realty	8,297	212,735
Goodman Group	49,447	286,228
Prologis Property Mexico †	116,800	172,774
Terreno Realty	9,357	259,189
		930,926
Industrials – 11.46%
Deutsche Post	71,191	2,441,714
East Japan Railway	28,361	2,563,585
ITOCHU	216,602	3,135,904
Koninklijke Philips	74,430	2,250,017
Lockheed Martin	3,100	826,398
Meggitt	267,812	1,563,540
MINEBEA MITSUMI	164,700	2,028,971
Rexel	55,522	897,887
Teleperformance	15,838	1,753,382
United Technologies	5,100	574,005
Vinci	37,565	2,706,550
Waste Management	16,000	1,173,120
		21,915,073
Information Technology – 4.79%
CA	35,200	1,135,904
Canon ADR	25,700	751,468
Cisco Systems	34,100	1,165,538
Intel	30,400	1,100,480
Playtech	165,148	1,828,946
Samsung Electronics	1,872	3,181,945
		9,164,281
Mall REITs – 0.48%
GGP	5,724	142,299
Pennsylvania Real Estate
Investment Trust	8,500	140,250
Simon Property Group	2,725	502,490
Taubman Centers	1,955	136,381
		921,420
Manufactured Housing REIT – 0.13%
Equity LifeStyle Properties	3,156	251,281
		251,281
Materials – 1.50%
Dow Chemical	19,600	1,220,296
Rio Tinto	33,926	1,387,941
Tarkett	6,400	267,681
		2,875,918
Mixed REIT – 0.02%
PS Business Parks	400	46,484
		46,484
Mortgage REITs – 0.25%
Starwood Property Trust	20,900	477,774
		477,774
Multifamily REITs – 1.22%
ADO Properties 144A #	9,915	366,115
American Homes 4 Rent	10,926	259,711
Apartment Investment &
Management	3,765	175,185
Equity Residential	20,063	1,265,373
Gecina	394	50,130
Mid-America Apartment
Communities	1,576	161,902
Vonovia	1,371	47,771
		2,326,187
Office REITs – 1.28%
alstria office REIT †	33,657	407,729
Champion REIT	125,000	71,816
Easterly Government
Properties	38,559	797,015
Equity Commonwealth †	11,822	369,556
Hudson Pacific Properties	2,339	85,561
Intervest Offices &
Warehouses	2,500	62,505
Kenedix Office Investment	50	297,299
Mack-Cali Realty	6,123	178,485
Parkway	2,127	44,624
SL Green Realty	1,235	139,160
		2,453,750
Self-Storage REIT – 0.05%
Jernigan Capital	4,000	86,040
		86,040
Shopping Center REITs – 1.06%
Brixmor Property Group	4,622	107,877
Charter Hall Retail REIT	71,117	233,914
DDR	3,924	56,741
First Capital Realty	2,922	46,023
Kimco Realty	5,734	139,049
Kite Realty Group Trust	12,316	278,957
Klepierre	1,425	52,936
Link REIT	33,000	227,640
Ramco-Gershenson Properties
Trust	19,634	307,468
Retail Properties of America	5,858	90,272
Scentre Group	52,889	176,798

2 NQ-DEX [2/17] 4/17 (18979)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock❖ (continued)
Shopping Center REITs (continued)
Urban Edge Properties	2,941	$81,554
Westfield	16,989	114,624
Wheeler Real Estate
Investment Trust	68,360	121,681
		2,035,534
Single Tenant REIT – 0.17%
STORE Capital	13,071	325,599
		325,599
Telecommunications – 4.44%
AT&T	32,800	1,370,712
Century Communications =†	125,000	0
Mobile TeleSystems ADR	110,200	1,131,754
Nippon Telegraph &
Telephone	69,802	2,951,883
Tele2 Class B	190,261	1,702,034
Verizon Communications	26,900	1,335,047
		8,491,430
Utilities – 1.31%
American Water Works	800	62,400
Edison International	7,600	606,024
National Grid	84,889	1,029,645
National Grid ADR	13,300	809,305
		2,507,374
Total Common Stock
(cost $120,270,669)		133,409,950

Convertible Preferred Stock – 2.46%
A Schulman 6.00% exercise
price $52.33, expiration
date 12/31/49	542	486,581
AMG Capital Trust II 5.15%
exercise price $200.00,
expiration date 10/15/37	10,418	615,313
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49	566	673,540
El Paso Energy Capital Trust I
4.75% exercise price
$50.00, expiration date
3/31/28	10,323	517,182
Exelon 6.50% exercise price
$43.75, expiration date
6/1/17	12,500	619,750
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49	533	739,735
Teva Pharmaceutical
Industries 7.00% exercise
price $75.00, expiration
date 12/15/18	329	208,915
Wells Fargo & Co. 7.50%
exercise price $156.71,
expiration date 12/31/49	695	851,375
Total Convertible Preferred
Stock (cost $4,490,121)		4,712,391

Exchange-Traded Note – 0.01%
iPATH S&P 500 VIX
Short-Term Futures ETN †	1,562	28,772
Total Exchange-Traded Note
(cost $1,177,623)		28,772

	Principal
	amount°
Agency Collateralized Mortgage Obligation – 0.03%
Fannie Mae REMICS
Series 2001-50 BA
7.00% 10/25/41	45,484	51,863
Total Agency Collateralized
Mortgage Obligation
(cost $46,487)		51,863

Agency Commercial Mortgage-Backed Securities – 0.01%
FREMF Mortgage Trust
Series 2011-K15 B 144A
4.948% 8/25/44 #●	10,000	10,873
Series 2012-K22 B 144A
3.686% 8/25/45 #●	10,000	10,205
Total Agency Commercial
Mortgage-Backed
Securities (cost $21,214)		21,078

Agency Mortgage-Backed Securities – 0.03%
Fannie Mae ARM
2.399% 5/1/43 ●	3,468	3,507
2.553% 6/1/43 ●	1,739	1,763
2.834% 4/1/36 ●	13,832	14,623
2.945% 10/1/36 ●	4,064	4,289
2.945% 3/1/38 ●	5,361	5,634
2.991% 11/1/35 ●	3,744	3,938
3.107% 10/1/36 ●	5,102	5,383
3.273% 9/1/43 ●	2,985	3,094
Fannie Mae S.F. 30 yr
6.50% 5/1/40	941	1,060

(continues)       NQ-DEX [2/17] 4/17 (18979) 3

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM
2.681% 10/1/36 ●	7,394	$7,815
GNMA II S.F. 30 yr
6.00% 2/20/40	3,837	4,387
6.50% 10/20/39	977	1,105
Total Agency
Mortgage-Backed
Securities (cost $54,628)		56,598

Commercial Mortgage-Backed Securities – 0.02%
Banc of America Commercial
Mortgage Trust
Series 2007-4 AM
5.887% 2/10/51 ●	35,000	35,455
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●	8,301	7,336
Total Commercial
Mortgage-Backed
Securities (cost $47,418)		42,791

Convertible Bonds – 15.41%
Brokerage – 0.95%
GAIN Capital Holdings
4.125% exercise price
$12.00, maturity date
12/1/18	844,000	837,670
Jefferies Group 3.875%
exercise price $43.93,
maturity date 11/1/29	968,000	980,100
		1,817,770
Capital Goods – 0.10%
Aerojet Rocketdyne Holdings
144A 2.25% exercise price
$26.00, maturity date
12/15/23 #	193,000	197,343
		197,343
Communications – 2.08%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
maturity date 5/1/18	1,349,000	1,349,000
Clearwire Communications
144A 8.25% exercise price
$7.08, maturity date
12/1/40 #	1,131,000	1,181,895
DISH Network 144A 3.375%
exercise price $65.18,
maturity date 8/15/26 #	449,000	542,729
Liberty Interactive 144A
1.75% exercise price
$341.10, maturity date
9/30/46 #	639,000	716,479
Liberty Media 144A 2.25%
exercise price $104.55,
maturity date 9/30/46 #	178,000	191,239
		3,981,342
Consumer Cyclical – 0.84%
Huron Consulting Group
1.25% exercise price
$79.89, maturity date
10/1/19	414,000	390,454
Meritor 4.00% exercise price
$26.73, maturity date
2/15/27 ϕ	1,149,000	1,208,603
		1,599,057
Consumer Non-Cyclical – 2.91%
Brookdale Senior Living
2.75% exercise price
$29.33, maturity date
6/15/18	1,165,000	1,144,613
HealthSouth 2.00% exercise
price $37.16, maturity date
12/1/43	701,000	846,019
Hologic 2.00% exercise price
$31.18, maturity date
3/1/42 ϕ	597,000	814,532
NuVasive 144A 2.25%
exercise price $59.82,
maturity date 3/15/21 #	285,000	391,519
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, maturity date
12/15/18	952,000	962,710
Vector Group
1.75% exercise price
$23.46, maturity date
4/15/20 ●	1,007,000	1,154,903
2.50% exercise price
$15.22, maturity date
1/15/19 ●	157,000	242,519
		5,556,815
Energy – 0.63%
Helix Energy Solutions Group
4.25% exercise price
$13.89, maturity date
5/1/22	744,000	776,085

4 NQ-DEX [2/17] 4/17 (18979)

(Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Energy (continued)
PDC Energy 1.125% exercise
price $85.39, maturity date
9/15/21	395,000	$427,094
		1,203,179
Financials – 1.33%
Ares Capital 144A 3.75%
exercise price $19.39,
maturity date 2/1/22 #	449,000	449,842
Blackhawk Network Holdings
144A 1.50% exercise price
$49.83, maturity date
1/15/22 #	734,000	748,680
Hercules Capital 144A
4.375% exercise price
$16.41, maturity date
2/1/22 #	316,000	318,963
New Mountain Finance
5.00% exercise price
$15.80, maturity date
6/15/19	994,000	1,026,926
		2,544,411
Industrials – 0.77%
Chart Industries 2.00%
exercise price $69.03,
maturity date 8/1/18	967,000	954,913
General Cable 4.50% exercise
price $31.67, maturity date
11/15/29 ϕ	690,000	513,619
		1,468,532
Real Estate Investment Trusts – 1.78%
Blackstone Mortgage Trust
5.25% exercise price
$27.99, maturity date
12/1/18	1,069,000	1,209,306
Spirit Realty Capital 3.75%
exercise price $13.10,
maturity date 5/15/21	916,000	966,385
VEREIT 3.75% exercise price
$14.99, maturity date
12/15/20	1,219,000	1,225,100
		3,400,791
Technology – 4.02%
Cardtronics 1.00% exercise
price $52.35, maturity date
12/1/20	1,096,000	1,161,760
Ciena 144A 3.75% exercise
price $20.17, maturity date
10/15/18 #	469,000	665,980
Electronics For Imaging
0.75% exercise price
$52.72, maturity date
9/1/19	638,000	675,084
j2 Global 3.25% exercise
price $68.93, maturity date
6/15/29	789,000	1,049,370
Knowles 144A 3.25%
exercise price $18.43,
maturity date 11/1/21 #	504,000	635,985
Nuance Communications
2.75% exercise price
$32.30, maturity date
11/1/31	758,000	762,737
NXP Semiconductors 1.00%
exercise price $102.84,
maturity date 12/1/19	711,000	823,871
PROS Holdings 2.00%
exercise price $33.79,
maturity date 12/1/19	862,000	872,236
Verint Systems 1.50%
exercise price $64.46,
maturity date 6/1/21	1,101,000	1,049,391
		7,696,414
Total Convertible Bonds
(cost $27,448,991)		29,465,654

Corporate Bonds – 46.06%
Banking – 1.87%
Ally Financial
5.75% 11/20/25	525,000	556,500
Bank of America
4.183% 11/25/27	5,000	5,045
4.45% 3/3/26	25,000	25,974
Bank of New York Mellon
2.20% 8/16/23	5,000	4,787
2.50% 4/15/21	10,000	10,031
3.442% 2/7/28 ●	5,000	5,052
4.625% 12/29/49 ●	5,000	4,881
BB&T 2.45% 1/15/20	35,000	35,450
Citigroup 3.887% 1/10/28 ●	5,000	5,058
Citizens Financial Group
4.30% 12/3/25	5,000	5,159
Credit Suisse Group 144A
6.25% 12/29/49 #●	485,000	492,825
Goldman Sachs Group
3.85% 1/26/27	50,000	50,609
5.15% 5/22/45	5,000	5,352

(continues)       NQ-DEX [2/17] 4/17 (18979) 5

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Huntington Bancshares
2.30% 1/14/22	5,000	$4,879
JPMorgan Chase & Co.
4.25% 10/1/27	10,000	10,329
4.26% 2/22/48 ●	10,000	10,125
Lloyds Banking Group
7.50% 4/30/49 ●	245,000	260,633
Morgan Stanley
3.95% 4/23/27	10,000	9,991
4.375% 1/22/47	5,000	5,104
PNC Financial Services Group
5.00% 12/29/49 ●	5,000	5,031
Popular 7.00% 7/1/19	570,000	598,500
Royal Bank of Scotland Group
8.625% 12/29/49 ●	655,000	693,645
Santander UK Group Holdings
2.875% 10/16/20	15,000	15,065
State Street
2.55% 8/18/20	5,000	5,077
3.10% 5/15/23	5,000	5,055
3.55% 8/18/25	5,000	5,161
Suntrust Banks
2.70% 1/27/22	5,000	5,004
Toronto-Dominion Bank
2.125% 4/7/21	5,000	4,949
2.50% 12/14/20	5,000	5,036
UBS Group
6.875% 12/29/49 ●	600,000	619,133
US Bancorp 3.10% 4/27/26	5,000	4,930
USB Capital IX
3.50% 10/29/49 ●	80,000	67,900
Wells Fargo & Co.
3.069% 1/24/23	10,000	10,046
4.75% 12/7/46	10,000	10,451
Westpac Banking
4.322% 11/23/31 ●	5,000	5,057
Zions Bancorporation
4.50% 6/13/23	5,000	5,149
		3,572,973
Basic Industry – 7.22%
BMC East 144A
5.50% 10/1/24 #	255,000	264,563
Boise Cascade 144A
5.625% 9/1/24 #	425,000	436,687
Builders FirstSource
144A 5.625% 9/1/24 #	215,000	221,987
144A 10.75% 8/15/23 #	540,000	629,100
Cemex
144A 5.70% 1/11/25 #	1,000,000	1,031,250
Cemex
144A 7.75% 4/16/26 #	655,000	735,237
Cemex Finance 144A
6.00% 4/1/24 #	200,000	208,250
CF Industries 6.875% 5/1/18	10,000	10,517
Cliffs Natural Resources 144A
5.75% 3/1/25 #	210,000	206,535
Dow Chemical
8.55% 5/15/19	34,000	38,818
FMG Resources August 2006
144A 6.875% 4/1/22 #	400,000	414,250
Freeport-McMoRan
4.55% 11/14/24	270,000	253,800
144A 6.875% 2/15/23 #	705,000	747,300
Georgia-Pacific
8.00% 1/15/24	10,000	13,001
Hudbay Minerals
144A 7.25% 1/15/23 #	45,000	48,263
144A 7.625% 1/15/25 #	355,000	389,613
International Paper
4.40% 8/15/47	10,000	9,759
INVISTA Finance 144A
4.25% 10/15/19 #	10,000	10,463
James Hardie International
Finance 144A
5.875% 2/15/23 #	415,000	432,637
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	165,000	184,387
Koppers 144A
6.00% 2/15/25 #	435,000	453,487
Kraton Polymers 144A
10.50% 4/15/23 #	380,000	432,250
Lennar 4.75% 5/30/25	215,000	218,763
LYB International Finance II
3.50% 3/2/27	5,000	4,996
M/I Homes 6.75% 1/15/21	400,000	422,000
NCI Building Systems 144A
8.25% 1/15/23 #	340,000	371,450
New Gold
144A 6.25% 11/15/22 #	146,000	148,190
144A 7.00% 4/15/20 #	150,000	152,906
NOVA Chemicals 144A
5.00% 5/1/25 #	285,000	289,275
Novelis
144A 5.875% 9/30/26 #	265,000	273,281
144A 6.25% 8/15/24 #	525,000	557,813
Potash Corp. of Saskatchewan
4.00% 12/15/26	5,000	5,097
PQ 144A 6.75% 11/15/22 #	400,000	434,000
PulteGroup 5.00% 1/15/27	215,000	215,591

6 NQ-DEX [2/17] 4/17 (18979)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Standard Industries 144A
5.00% 2/15/27 #	430,000	$439,675
Steel Dynamics 144A
5.00% 12/15/26 #	420,000	434,700
Summit Materials
6.125% 7/15/23	420,000	438,900
8.50% 4/15/22	120,000	135,000
US Concrete 6.375% 6/1/24	405,000	430,313
Vale Overseas
6.25% 8/10/26	585,000	647,156
6.875% 11/10/39	410,000	450,590
Westlake Chemical 144A
5.00% 8/15/46 #	5,000	5,144
Zekelman Industries 144A
9.875% 6/15/23 #	490,000	554,925
		13,801,919
Brokerage – 0.01%
Affiliated Managers Group
3.50% 8/1/25	5,000	4,897
Jefferies Group
5.125% 1/20/23	10,000	10,654
6.45% 6/8/27	5,000	5,620
6.50% 1/20/43	5,000	5,295
		26,466
Capital Goods – 2.47%
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	730,000	751,900
144A 7.25% 5/15/24 #	200,000	218,750
Ball 5.25% 7/1/25	405,000	431,325
BWAY Holding 144A
9.125% 8/15/21 #	673,000	733,570
CCL Industries 144A
3.25% 10/1/26 #	5,000	4,775
Crane 4.45% 12/15/23	10,000	10,354
Fortune Brands Home &
Security 3.00% 6/15/20	5,000	5,044
Gardner Denver 144A
6.875% 8/15/21 #	714,000	738,990
General Electric
2.10% 12/11/19	35,000	35,252
5.55% 5/4/20	5,000	5,571
6.00% 8/7/19	10,000	11,029
KLX 144A 5.875% 12/1/22 #	385,000	406,733
Lennox International
3.00% 11/15/23	5,000	4,939
Masco 3.50% 4/1/21	5,000	5,125
Roper Technologies
2.80% 12/15/21	5,000	5,018
Signode Industrial Group Lux
144A 6.375% 5/1/22 #	360,000	371,700
StandardAero Aviation
Holdings 144A
10.00% 7/15/23 #	190,000	203,300
TransDigm 144A
6.375% 6/15/26 #	765,000	774,563
United Technologies
3.75% 11/1/46	5,000	4,805
		4,722,743
Consumer Cyclical – 3.28%
American Tire Distributors
144A 10.25% 3/1/22 #	355,000	354,113
Boyd Gaming
6.375% 4/1/26	870,000	942,863
General Motors Financial
5.25% 3/1/26	5,000	5,427
Hyundai Capital America
144A 2.55% 2/6/19 #	10,000	10,050
JC Penney 8.125% 10/1/19	400,000	428,000
L Brands 6.875% 11/1/35	415,000	400,994
Landry’s 144A
6.75% 10/15/24 #	410,000	427,425
Live Nation Entertainment
144A 4.875% 11/1/24 #	404,000	405,010
Lowe’s
3.375% 9/15/25	5,000	5,127
3.70% 4/15/46	5,000	4,760
Marriott International
3.75% 3/15/25	5,000	5,073
MGM Resorts International
4.625% 9/1/26	435,000	427,387
Mohegan Tribal Gaming
Authority 144A
7.875% 10/15/24 #	610,000	627,586
Murphy Oil USA
6.00% 8/15/23	395,000	416,231
Penn National Gaming 144A
5.625% 1/15/27 #	440,000	443,850
Penske Automotive Group
5.50% 5/15/26	595,000	592,441
Scientific Games International
10.00% 12/1/22	710,000	756,150
Starbucks 2.70% 6/15/22	5,000	5,085
Target 3.625% 4/15/46	5,000	4,580
Toyota Motor Credit
2.80% 7/13/22	5,000	5,069
Walgreens Boots Alliance
3.10% 6/1/23	5,000	5,008

(continues)       NQ-DEX [2/17] 4/17 (18979) 7

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Walgreens Boots Alliance
3.45% 6/1/26	10,000	$9,855
		6,282,084
Consumer Non-Cyclical – 2.89%
Abbott Laboratories
4.90% 11/30/46	5,000	5,216
Albertsons
144A 5.75% 3/15/25 #	135,000	135,591
144A 6.625% 6/15/24 #	405,000	429,300
Altria Group
3.875% 9/16/46	5,000	4,739
Anheuser-Busch InBev
Finance 3.65% 2/1/26	25,000	25,412
Becton Dickinson & Co.
3.734% 12/15/24	3,000	3,107
Biogen 5.20% 9/15/45	5,000	5,477
Celgene
3.25% 8/15/22	5,000	5,070
3.875% 8/15/25	5,000	5,121
Coca-Cola 2.25% 9/1/26	5,000	4,715
Covidien International
Finance 4.20% 6/15/20	20,000	21,257
Dean Foods 144A
6.50% 3/15/23 #	560,000	585,200
ESAL 144A 6.25% 2/5/23 #	1,000,000	1,025,000
Gilead Sciences
4.15% 3/1/47	5,000	4,816
JBS USA 144A
5.75% 6/15/25 #	430,000	446,125
Kroger 4.45% 2/1/47	5,000	4,984
Kronos Acquisition Holdings
144A 9.00% 8/15/23 #	475,000	486,281
Molson Coors Brewing
3.00% 7/15/26	5,000	4,778
4.20% 7/15/46	5,000	4,778
Mylan 3.95% 6/15/26	10,000	9,785
Nature’s Bounty 144A
7.625% 5/15/21 #	425,000	449,969
Pfizer 3.00% 12/15/26	5,000	4,962
Post Holdings
144A 5.00% 8/15/26 #	220,000	212,437
144A 5.75% 3/1/27 #	214,000	216,810
Raizen Fuels Finance 144A
5.30% 1/20/27 #	900,000	922,500
Revlon Consumer Products
6.25% 8/1/24	420,000	432,600
Reynolds American
4.00% 6/12/22	5,000	5,259
Shire Acquisitions Investments
Ireland
2.40% 9/23/21	5,000	4,903
2.875% 9/23/23	5,000	4,845
St. Jude Medical
2.80% 9/15/20	5,000	5,034
Sysco 3.30% 7/15/26	5,000	4,931
Thermo Fisher Scientific
3.00% 4/15/23	10,000	9,894
Zimmer Biomet Holdings
4.625% 11/30/19	30,000	31,870
		5,522,766
Electric – 0.17%
Ameren 3.65% 2/15/26	5,000	5,079
Ameren Illinois
9.75% 11/15/18	45,000	50,909
American Transmission
Systems 144A
5.25% 1/15/22 #	15,000	16,624
Berkshire Hathaway Energy
3.75% 11/15/23	10,000	10,526
Black Hills 3.15% 1/15/27	5,000	4,814
Cleveland Electric Illuminating
5.50% 8/15/24	5,000	5,742
CMS Energy
3.45% 8/15/27	5,000	4,997
6.25% 2/1/20	5,000	5,536
Commonwealth Edison
5.80% 3/15/18	5,000	5,219
Dominion Resources
3.90% 10/1/25	5,000	5,138
DTE Energy
2.85% 10/1/26	5,000	4,694
3.30% 6/15/22	5,000	5,096
Duke Energy
4.80% 12/15/45	5,000	5,391
Emera U.S. Finance
3.55% 6/15/26	5,000	4,946
4.75% 6/15/46	5,000	5,172
Entergy Louisiana
4.05% 9/1/23	15,000	15,929
Exelon 3.95% 6/15/25	10,000	10,322
Fortis 144A
3.055% 10/4/26 #	10,000	9,448
Great Plains Energy
4.85% 6/1/21	5,000	5,341
IPALCO Enterprises
5.00% 5/1/18	10,000	10,325

8 NQ-DEX [2/17] 4/17 (18979)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Electric (continued)
Kansas City Power & Light
3.65% 8/15/25	10,000	$10,117
LG&E & KU Energy
4.375% 10/1/21	20,000	21,254
Massachusetts Electric 144A
4.004% 8/15/46 #	5,000	4,903
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	5,000	4,972
4.75% 4/30/43 ●	5,000	5,114
New York State Electric & Gas
144A 3.25% 12/1/26 #	5,000	4,988
NextEra Energy Capital
Holdings 2.40% 9/15/19	10,000	10,076
NV Energy 6.25% 11/15/20	5,000	5,648
Pennsylvania Electric
5.20% 4/1/20	10,000	10,721
PPL Electric Utilities
3.00% 9/15/21	10,000	10,290
Public Service Co. of New
Hampshire
3.50% 11/1/23	5,000	5,130
Public Service Co. of
Oklahoma 5.15% 12/1/19	15,000	16,218
SCANA 4.125% 2/1/22	10,000	10,237
Southern 3.25% 7/1/26	10,000	9,753
Xcel Energy 3.30% 6/1/25	5,000	5,032
		325,701
Energy – 7.30%
Alta Mesa Holdings 144A
7.875% 12/15/24 #	415,000	440,937
AmeriGas Partners
5.875% 8/20/26	615,000	638,063
Anadarko Petroleum
6.60% 3/15/46	10,000	12,570
Antero Resources
5.625% 6/1/23	615,000	625,763
BP Capital Markets
3.216% 11/28/23	10,000	10,049
Cheniere Corpus Christi
Holdings
144A 5.875% 3/31/25 #	195,000	207,187
144A 7.00% 6/30/24 #	205,000	230,625
Chesapeake Energy 144A
8.00% 1/15/25 #	410,000	408,975
Diamondback Energy 144A
4.75% 11/1/24 #	425,000	428,187
Ecopetrol 5.875% 5/28/45	615,000	560,695
Energy Transfer Equity
5.50% 6/1/27	260,000	276,575
Energy Transfer Partners
6.125% 12/15/45	5,000	5,539
9.70% 3/15/19	7,000	8,007
Genesis Energy
5.625% 6/15/24	100,000	100,250
5.75% 2/15/21	260,000	265,200
6.00% 5/15/23	80,000	81,400
6.75% 8/1/22	244,000	255,590
Gulfport Energy
144A 6.00% 10/15/24 #	500,000	500,000
6.625% 5/1/23	135,000	138,037
Halcon Resources 144A
6.75% 2/15/25 #	410,000	406,925
Hilcorp Energy I
144A 5.00% 12/1/24 #	208,000	200,200
144A 5.75% 10/1/25 #	154,000	153,615
Holly Energy Partners 144A
6.00% 8/1/24 #	225,000	237,375
Kinder Morgan Energy
Partners 5.80% 3/1/21	5,000	5,529
Laredo Petroleum
6.25% 3/15/23	450,000	463,500
MPLX 4.875% 12/1/24	10,000	10,693
Murphy Oil 6.875% 8/15/24	555,000	595,515
Newfield Exploration
5.375% 1/1/26	295,000	309,013
Noble Energy
5.05% 11/15/44	5,000	5,224
Noble Holding International
5.25% 3/16/18	210,000	211,837
NuStar Logistics
6.75% 2/1/21	360,000	394,200
Oasis Petroleum
6.875% 3/15/22	230,000	235,750
Petroleos Mexicanos
6.75% 9/21/47	1,490,000	1,478,080
Plains All American Pipeline
8.75% 5/1/19	10,000	11,318
QEP Resources
5.25% 5/1/23	630,000	623,700
Regency Energy Partners
5.00% 10/1/22	10,000	10,726
Sabine Pass Liquefaction
144A 4.20% 3/15/28 #	5,000	4,995
144A 5.00% 3/15/27 #	190,000	201,594
Shell International Finance
4.00% 5/10/46	5,000	4,893

(continues)       NQ-DEX [2/17] 4/17 (18979) 9

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Shell International Finance
4.375% 5/11/45	5,000	$5,187
Southwestern Energy
6.70% 1/23/25	850,000	818,125
Targa Resources Partners
144A 5.375% 2/1/27 #	830,000	873,575
Tesoro Logistics
5.25% 1/15/25	415,000	438,863
Transcanada Trust
5.30% 3/15/77 ●	5,000	5,059
Transocean 144A
9.00% 7/15/23 #	380,000	412,300
Transocean Proteus 144A
6.25% 12/1/24 #	195,000	202,069
WildHorse Resource
Development 144A
6.875% 2/1/25 #	435,000	430,650
Woodside Finance 144A
8.75% 3/1/19 #	15,000	16,837
		13,960,996
Financials – 0.66%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #●	400,000	422,500
Air Lease 3.00% 9/15/23	5,000	4,926
Aviation Capital Group
144A 2.875% 1/20/22 #	5,000	4,979
144A 4.875% 10/1/25 #	5,000	5,412
E*TRADE Financial
5.875% 12/29/49 ●	400,000	412,936
Park Aerospace Holdings
144A 5.50% 2/15/24 #	395,000	413,348
		1,264,101
Healthcare – 3.05%
Air Medical Group Holdings
144A 6.375% 5/15/23 #	615,000	601,163
DaVita
5.00% 5/1/25	450,000	453,911
5.125% 7/15/24	145,000	148,263
HCA
5.375% 2/1/25	715,000	749,856
5.875% 2/15/26	110,000	118,140
7.58% 9/15/25	175,000	194,250
HealthSouth
5.75% 11/1/24	620,000	635,500
5.75% 9/15/25	230,000	234,025
Hill-Rom Holdings
144A 5.00% 2/15/25 #	165,000	166,237
144A 5.75% 9/1/23 #	220,000	231,000
IASIS Healthcare
8.375% 5/15/19	335,000	329,137
inVentiv Group Holdings
144A 7.50% 10/1/24 #	230,000	241,500
Mallinckrodt International
Finance
144A 5.50% 4/15/25 #	80,000	74,800
144A 5.625% 10/15/23 #	245,000	236,425
MPH Acquisition Holdings
144A 7.125% 6/1/24 #	575,000	621,000
Team Health Holdings 144A
6.375% 2/1/25 #	320,000	318,400
Tenet Healthcare
8.125% 4/1/22	460,000	485,300
		5,838,907
Insurance – 0.63%
Berkshire Hathaway Finance
2.90% 10/15/20	35,000	36,179
Chubb INA Holdings
3.35% 5/3/26	5,000	5,092
HUB International
144A 7.875% 10/1/21 #	435,000	461,100
144A 9.25% 2/15/21 #	110,000	114,194
Liberty Mutual Group 144A
4.95% 5/1/22 #	5,000	5,445
Manulife Financial
4.061% 2/24/32 ●	10,000	10,059
MetLife 6.40% 12/15/36	100,000	110,750
Principal Life Global
Funding II 144A
3.00% 4/18/26 #	5,000	4,891
Prudential Financial
5.375% 5/15/45 ●	5,000	5,237
TIAA Asset Management
Finance
144A 2.95% 11/1/19 #	5,000	5,098
144A 4.125% 11/1/24 #	10,000	10,318
USI 144A 7.75% 1/15/21 #	420,000	429,450
XLIT 4.45% 3/31/25	5,000	5,073
		1,202,886
Media – 4.95%
Altice Luxembourg 144A
7.75% 5/15/22 #	430,000	458,487
CCO Holdings
144A 5.50% 5/1/26 #	25,000	26,594
144A 5.75% 2/15/26 #	325,000	348,563
144A 5.875% 5/1/27 #	460,000	495,236

10 NQ-DEX [2/17] 4/17 (18979)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
Cequel Communications
Holdings I 144A
7.75% 7/15/25 #	325,000	$362,781
CSC Holdings
144A 5.50% 4/15/27 #	200,000	206,250
144A
10.875% 10/15/25 #	600,000	724,500
DISH DBS 7.75% 7/1/26	382,000	449,805
Gray Television 144A
5.875% 7/15/26 #	615,000	625,191
Lamar Media 5.75% 2/1/26	360,000	388,350
Nexstar Broadcasting 144A
5.625% 8/1/24 #	580,000	594,500
Nielsen Co. Luxembourg
144A 5.00% 2/1/25 #	855,000	861,413
Radiate Holdco 144A
6.625% 2/15/25 #	430,000	432,687
SFR Group 144A
7.375% 5/1/26 #	860,000	894,400
Sinclair Television Group
144A 5.125% 2/15/27 #	435,000	420,863
Sirius XM Radio 144A
5.375% 4/15/25 #	380,000	389,622
Tribune Media
5.875% 7/15/22	425,000	436,156
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	410,000	416,150
VTR Finance 144A
6.875% 1/15/24 #	430,000	456,875
WideOpenWest Finance
10.25% 7/15/19	445,000	470,587
		9,459,010
Natural Gas – 0.01%
KeySpan Gas East 144A
2.742% 8/15/26 #	5,000	4,819
NiSource Finance
6.125% 3/1/22	5,000	5,766
Southern Co. Gas Capital
3.25% 6/15/26	5,000	4,907
		15,492
Real Estate Investment Trusts – 1.62%
American Tower Trust I 144A
3.07% 3/15/23 #	20,000	20,020
CC Holdings GS V
3.849% 4/15/23	5,000	5,136
Communications Sales &
Leasing 144A
7.125% 12/15/24 #	630,000	650,475
Corporate Office Properties
3.60% 5/15/23	5,000	4,880
5.25% 2/15/24	10,000	10,597
CubeSmart 3.125% 9/1/26	5,000	4,764
DDR
3.625% 2/1/25	5,000	4,859
7.50% 4/1/17	5,000	5,024
7.875% 9/1/20	20,000	23,233
Education Realty Operating
Partnership
4.60% 12/1/24	5,000	5,050
ESH Hospitality 144A
5.25% 5/1/25 #	580,000	586,525
GEO Group
5.125% 4/1/23	165,000	166,237
5.875% 1/15/22	700,000	732,375
5.875% 10/15/24	140,000	144,900
6.00% 4/15/26	280,000	292,880
Hospitality Properties Trust
4.50% 3/15/25	5,000	4,985
Host Hotels & Resorts
4.50% 2/1/26	5,000	5,191
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	420,000	420,000
Lifestorage 3.50% 7/1/26	5,000	4,804
WP Carey 4.60% 4/1/24	5,000	5,182
		3,097,117
Services – 1.78%
Advanced Disposal Services
144A 5.625% 11/15/24 #	425,000	435,625
Avis Budget Car Rental 144A
6.375% 4/1/24 #	345,000	352,331
Herc Rentals
144A 7.50% 6/1/22 #	115,000	124,775
144A 7.75% 6/1/24 #	485,000	535,925
NES Rentals Holdings 144A
7.875% 5/1/18 #	450,000	455,625
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	965,000	1,060,294
United Rentals North America
5.50% 5/15/27	430,000	440,561
		3,405,136
Technology – 2.47%
Apple 3.45% 2/9/45	5,000	4,501
Broadcom
144A 3.00% 1/15/22 #	5,000	5,003
144A 3.625% 1/15/24 #	5,000	5,047

(continues)       NQ-DEX [2/17] 4/17 (18979) 11

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Technology (continued)
CDK Global 5.00% 10/15/24	395,000	$397,658
CDW Finance 5.00% 9/1/25	215,000	219,167
Change Healthcare Holdings
144A 5.75% 3/1/25 #	445,000	460,575
Cisco Systems
1.85% 9/20/21	5,000	4,907
CommScope 144A
5.50% 6/15/24 #	150,000	157,687
CommScope Technologies
Finance 144A
6.00% 6/15/25 #	240,000	258,000
Diamond 1 Finance
144A 6.02% 6/15/26 #	5,000	5,523
144A 8.10% 7/15/36 #	310,000	390,881
Entegris 144A
6.00% 4/1/22 #	415,000	434,194
Fidelity National Information
Services 5.00% 10/15/25	10,000	10,979
First Data 144A
7.00% 12/1/23 #	986,000	1,062,415
Infor U.S. 6.50% 5/15/22	365,000	381,425
Microsoft 4.25% 2/6/47	15,000	15,566
National Semiconductor
6.60% 6/15/17	20,000	20,316
Oracle 4.00% 7/15/46	5,000	4,894
Sensata Technologies UK
Financing 144A
6.25% 2/15/26 #	350,000	378,875
Solera 144A
10.50% 3/1/24 #	255,000	291,975
Symantec 144A
5.00% 4/15/25 #	215,000	220,920
		4,730,508
Telecommunications – 3.94%
21st Century Fox America
4.95% 10/15/45	5,000	5,279
AT&T 5.25% 3/1/37	15,000	15,508
CenturyLink
5.80% 3/15/22	210,000	217,613
6.75% 12/1/23	370,000	388,500
7.50% 4/1/24	245,000	263,987
Charter Communications
Operating
4.908% 7/23/25	10,000	10,568
Cincinnati Bell 144A
7.00% 7/15/24 #	610,000	646,600
Cogent Communications
Group 144A
5.375% 3/1/22 #	215,000	224,675
Columbus Cable Barbados
144A 7.375% 3/30/21 #	470,000	501,904
Comcast 3.00% 2/1/24	5,000	5,005
Crown Castle Towers 144A
4.883% 8/15/20 #	30,000	31,987
Digicel Group 144A
7.125% 4/1/22 #	1,250,000	1,021,500
Frontier Communications
10.50% 9/15/22	365,000	381,881
Historic TW 6.875% 6/15/18	25,000	26,669
Level 3 Financing
5.375% 5/1/25	360,000	372,600
Sprint 7.125% 6/15/24	725,000	784,588
Sprint Communications
7.00% 8/15/20	302,000	326,537
Telecom Italia 144A
5.303% 5/30/24 #	200,000	204,250
Time Warner Cable
7.30% 7/1/38	10,000	12,546
T-Mobile USA
6.00% 3/1/23	195,000	206,700
6.00% 4/15/24	85,000	90,950
6.375% 3/1/25	155,000	167,009
6.50% 1/15/26	320,000	352,400
Verizon Communications
144A 2.946% 3/15/22 #	5,000	5,001
144A 5.012% 4/15/49 #	5,000	4,926
Wind Acquisition Finance
144A 7.375% 4/23/21 #	605,000	631,469
Zayo Group 6.375% 5/15/25	580,000	627,125
		7,527,777
Transportation – 0.31%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	4,801	4,759
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	4,427	4,460
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	4,646	4,582
ERAC USA Finance 144A
5.25% 10/1/20 #	15,000	16,273
Penske Truck Leasing
144A 3.30% 4/1/21 #	5,000	5,086
144A 3.375% 2/1/22 #	5,000	5,096
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ⧫	4,576	4,719

12 NQ-DEX [2/17] 4/17 (18979)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Transportation (continued)
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ⧫	4,712	$4,776
United Parcel Service
5.125% 4/1/19	10,000	10,714
XPO Logistics
144A 6.125% 9/1/23 #	270,000	284,513
144A 6.50% 6/15/22 #	235,000	247,631
		592,609
Utilities – 1.43%
AES
5.50% 4/15/25	345,000	351,037
6.00% 5/15/26	50,000	51,750
Calpine
5.50% 2/1/24	205,000	203,975
5.75% 1/15/25	540,000	537,030
Dynegy
7.625% 11/1/24	330,000	315,150
144A 8.00% 1/15/25 #	120,000	114,600
Emera 6.75% 6/15/76 ●	395,000	434,500
Enel 144A
8.75% 9/24/73 #●	200,000	231,000
Pampa Energia 144A
7.50% 1/24/27 #	500,000	504,375
		2,743,417
Total Corporate Bonds
(cost $85,189,617)		88,092,608

Non-Agency Asset-Backed Security – 0.01%
Nissan Auto Receivables
Owner Trust
Series 2016-A A2B
1.12% 2/15/19 ●	16,539	16,541
Total Non-Agency
Asset-Backed Security
(cost $16,539)		16,541

Non-Agency Collateralized Mortgage Obligations – 0.06%
Citicorp Mortgage Securities
Trust
Series 2007-1 2A1 5.50%
1/25/22	3,726	3,749
Citicorp Residential Mortgage
Trust
Series 2006-3 A5 5.767%
11/25/36 ϕ	100,000	102,042
Total Non-Agency
Collateralized Mortgage
Obligations (cost $90,647)		105,791

Regional Bond – 0.26%Δ
Argentina – 0.26%
Provincia de Buenos Aires
144A 7.875% 6/15/27 #	500,000	501,100
Total Regional Bond
(cost $492,660)		501,100

Loan Agreements – 1.52%«
Accudyne Industries Borrower
1st Lien 4.00% 12/13/19	220,407	210,572
Applied Systems 2nd Lien
7.50% 1/23/22	797,331	804,306
BJ’s Wholesale Club 2nd Lien
8.50% 1/27/25	276,000	276,690
Blue Ribbon 1st Lien
5.00% 11/13/21	145,638	144,091
KIK Custom Products Tranche
B 1st Lien 5.50% 8/26/22	95,198	96,190
Kronos 2nd Lien
9.284% 11/1/24	425,000	440,008
Moran Foods Tranche B 1st
Lien 7.00% 12/5/23	215,000	214,642
Russell Investments U.S.
Institutional Holdco
Tranche B 1st Lien
6.75% 6/1/23	233,825	236,163
6.75% 6/1/23	165,000	166,650
Solera Tranche B 1st Lien
5.75% 3/3/23	138,950	140,137
VC GB Holdings 2nd Lien
9.00% 2/23/25	175,000	173,250
Total Loan Agreements
(cost $2,815,953)		2,902,699

Sovereign Bonds – 4.18%Δ
Indonesia – 2.63%
Indonesia Government
International Bonds
144A 5.125% 1/15/45 #	1,000,000	1,050,029

(continues)       NQ-DEX [2/17] 4/17 (18979) 13

Schedule of investments
Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Sovereign BondsΔ (continued)
Indonesia (continued)
Indonesia Government
International Bonds
6.625% 2/17/37	1,350,000	$1,664,615
144A 6.75% 1/15/44 #	1,800,000	2,312,690
		5,027,334
Mexico – 1.55%
Mexico Government
International Bond
3.60% 1/30/25	1,632,000	1,623,024
4.35% 1/15/47	1,500,000	1,344,000
		2,967,024
Total Sovereign Bonds
(cost $7,998,362)		7,994,358

U.S. Treasury Obligations – 0.71%
U.S. Treasury Bond
2.875% 11/15/46	80,000	78,520
U.S. Treasury Notes
1.125% 7/31/21	190,000	184,192
1.375% 1/31/21	60,000	59,160
1.50% 8/15/26	1,055,000	977,030
1.875% 1/31/22	35,000	34,955
2.00% 12/31/21	5,000	5,023
2.00% 11/15/26	25,000	24,187
Total U.S. Treasury
Obligations
(cost $1,424,766)		1,363,067

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass
Auction Through Trust
Series 2007-B 144A
0.00% 1/15/87 #⧫	500,000	0
Total Leveraged
Non-Recourse Security
(cost $425,000)		0

	Number of
	shares
Limited Partnership – 0.41%
Merion Countryside =†	693,473	775,233
Total Limited Partnership
(cost $643,124)		775,233

Master Limited Partnership – 0.25%
Ares Management	9,000	194,400
Brookfield Infrastructure
Partners	8,100	292,248
Total Master Limited
Partnership (cost $290,287)		486,648

Preferred Stock – 0.68%
Bank of America 6.50% ●	470,000	513,912
Colony NorthStar 8.50%	3,580	91,862
Freddie Mac 6.02%	40,000	266,000
General Electric 5.00% ●	10,000	10,550
GMAC Capital Trust I
6.824% ●	12,000	308,640
Integrys Energy Group
6.00% ●	300	7,906
Vornado Realty Trust 6.625%	3,700	95,275
Total Preferred Stock
(cost $2,021,585)		1,294,145

Rights – 0.01%
Safeway CVR =†	23,200	23,546
Safeway CVR =†	23,200	1,132
Total Rights (cost $0)		24,678

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $5.50, expiration
date 4/29/19 †	12,540	627
Total Warrant (cost $104)		627

	Principal
	amount°
Short-Term Investment – 0.07%
U.S. Treasury Obligation – 0.07%≠
U.S. Treasury Bill 0.44%
4/13/17	133,073	132,998
Total Short-Term Investment
(cost $133,003)		132,998

Total Value of
Securities – 141.95%
(cost $255,098,798)		271,479,590

Borrowing Under Line of
Credit – (42.88%)		(82,000,000)

Receivables and Other
Assets Net of
Liabilities – 0.93%		1,768,532

Net Assets Applicable to
15,841,148 Shares
Outstanding – 100.00%		$191,248,122

14 NQ-DEX [2/17] 4/17 (18979)

(Unaudited)

____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2017, the aggregate value of Rule 144A securities was $63,150,172, which represents 33.02% of the Fund’s net assets.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

❖	Securities have been classified by type of business.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy.At Feb. 28, 2017, the aggregate value of fair valued securities was $799,911, which represents 0.42% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
«

Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium.These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at Feb. 28, 2017.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income-producing security.
●	Variable rate security.Each rate shown is as of Feb. 28, 2017.Interest rates reset periodically.
ϕ	Step coupon bond.Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Feb. 28, 2017.

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
CVR – Contingent Value Rights
ETN – Exchange-Traded Note
FDR – Finnish Depositary Receipt
GNMA – Government National Mortgage Association
LB – Lehman Brothers
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
UBS – Union Bank of Switzerland
yr – Year

NQ-DEX [2/17] 4/17 (18979) 15

Notes

Delaware Enhanced Global Dividend and Income Fund
February 28, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Enhanced Global Dividend and Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Feb. 28, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$255,098,798
Aggregate unrealized appreciation of investments	$33,459,990
Aggregate unrealized depreciation of investments	(17,079,198)
Net unrealized appreciation of investments	$16,380,792

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

16 NQ-DEX [2/17] 4/17 (18979)

(Unaudited)

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2017:

Securities	Level 1	Level 2	Level 3	Total
Common Stock	$133,409,950	$—	$—	$133,409,950
Convertible Preferred Stock[1]	3,610,497	1,101,894	—	4,712,391
Exchange-Traded Note	28,772	—	—	28,772
Agency, Asset-Backed and
Mortgage-Backed Securities	—	294,662	—	294,662
Corporate Debt	—	117,558,262	—	117,558,262
Foreign Debt	—	8,495,458	—	8,495,458
Loan Agreements	—	2,902,699	—	2,902,699
Limited Partnership	—	—	775,233	775,233
Master Limited Partnership	486,648	—	—	486,648
Preferred Stock[1]	187,137	1,107,008	—	1,294,145
Rights	—	—	24,678	24,678
Warrant	627	—	—	627
U.S. Treasury Obligations	—	1,363,067	—	1,363,067
Short-Term Investments	—	132,998	—	132,998
Total Value of Securities	$137,723,631	$132,956,048	$799,911	$271,479,590

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Convertible Preferred Stock	76.62%	23.38%	100.00%
Preferred Stock	14.46%	85.54%	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended Feb. 28, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels.

(continues)       NQ-DEX [2/17] 4/17 (18979) 17

(Unaudited)

2. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of investments” and accompanying notes.

4. Subsequent Events

Effective April 3, 2017, Delaware Investments® Family of Funds became Delaware Fundssm by Macquarie and Delaware Investments changed its name to Macquarie Investment Management (MIM). MIM is the marketing name for the companies comprising the asset management division of Macquarie Group Limited.

Management has determined that no other material events or transactions occurred subsequent to Feb. 28, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

18 NQ-DEX [2/17] 4/17 (18979)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: